Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, at Cost
Property, plant and equipment, at cost, consist of the following at December 31, 2013 and 2012 (in thousands):

	Useful Lives (Years)	December 31,
		2013	2012
Land	—	$63,153	$61,123
Land improvements	5 – 30	52,452	51,218
Buildings and improvements	10 – 45	235,929	198,260
Machinery and equipment(a)	2 – 19	1,731,247	1,603,533
Machinery and equipment (major plant components)(b)	20 – 45	688,284	586,433
Long-term mineral rights and production equipment costs	7 – 60	85,514	83,089
Construction in progress	—	115,505	234,948
Total		$2,972,084	$2,818,604

(a)
Consists primarily of (1) short-lived production equipment components, office and building equipment and other equipment with estimated lives ranging 2 – 7 years, and (2) production process equipment (intermediate components) with estimated lives ranging 8 – 19 years.

(b)
Consists primarily of (1) production process equipment (major unit components) with estimated lives ranging 20 – 29 years, and (2) production process equipment (infrastructure and other) with estimated lives ranging 30 – 45 years.